Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 1,049,403	$ 2,107,309
Prepaid expenses	23,592	23,150
Short-term prepaid insurance	256,563	181,563
Total current assets	1,329,558	2,312,022
Long-term prepaid insurance	15,130	151,302
Investments held in Trust Account	259,730,180	251,756,198
TOTAL ASSETS	261,074,868	254,219,522
Current liabilities
Accrued expenses	2,049,541	3,451
Accrued offering costs	75,000	75,000
Cash underwriting fee payable	1,000,000	1,000,000
Total current liabilities	3,124,541	1,078,451
Deferred underwriting fee payable	8,750,000	8,750,000
TOTAL LIABILITIES	11,874,541	9,828,451
COMMITMENTS AND CONTINGENCIES (Note 6)
Shareholders’ Deficit
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding at September 30, 2025 and December 31, 2024
Additional paid-in capital
Accumulated deficit	(10,530,729)	(7,366,003)
TOTAL SHAREHOLDERS’ DEFICIT	(10,529,853)	(7,365,127)
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS’ DEFICIT	261,074,868	254,219,522
Class A Ordinary Shares
Shareholders’ Deficit
Class A ordinary shares subject to possible redemption, $0.0001 par value; 500,000,000 shares authorized; 25,000,000 shares issued and outstanding, at redemption value of approximately $10.39 and $10.07 per share at September 30, 2025 and December 31, 2024, respectively	259,730,180	251,756,198
Ordinary shares, value	43	43
Class B Ordinary Shares
Shareholders’ Deficit
Ordinary shares, value	$ 833	$ 833